Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 20,868	$ 13,432
Trade receivables, net	2,838	2,968
Deferred income taxes	1,996	1,940
Prepaid expenses and other accounts receivable	463	384
Total current assets	26,165	18,724
LONG-TERM ASSETS:
Investment in affiliates	1,227	1,227
Deferred income taxes	2,889	1,560
Intangible assets, net	3,505	4,510
Goodwill	3,792	3,792
Severance pay fund and Lease deposits	1,071	1,249
Property and equipment, net	885	920
Total long-term assets	13,369	13,258
Total assets	39,534	31,982
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	551	550
Employees and payroll accruals	1,215	1,073
Accrued expenses and other liabilities	628	330
Earn-out consideration	3,372
Deferred revenues	3,058	3,178
Total current liabilities	8,824	5,131
LONG-TERM LIABILITIES:
Long-term deferred revenues	694	964
Earn-out consideration		2,831
Accrued severance pay	1,192	1,303
Total long-term liabilities	1,886	5,098
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value- Authorized: 55,353,340 shares as of December 31, 2010 and 2011; Issued: 26,700,005 and 27,287,909 shares as of December 31, 2010 and 2011, respectively; Outstanding: 23,505,713 and 24,093,617 shares as of December 31, 2010 and 2011, respectively	834	812
Additional paid-in capital	188,463	186,012
Treasury shares 3,194,292 Ordinary shares at December 31, 2010 and 2011.	(8,566)	(8,566)
Accumulated other comprehensive income	23	23
Accumulated deficit	(151,930)	(156,528)
Total shareholders' equity	28,824	21,753
Total liabilities and shareholders' equity	$ 39,534	$ 31,982